EQUITY - Share Ownership Plan (Details) - shares	1 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2023
Share Ownership Plan
Currency experienced sharp appreciation exchange rate	(27.20%)	356.30%
Minimum percentage of net income to be appropriated		5.00%
Threshold percentage of statutory reserves of the outstanding capital, used as criteria of allocation requirement		20.00%
Class "C"
Share Ownership Plan
Capital Stock to be included in PPP (as a percent)		10.00%
Capital Stock to be included in PPP (in shares)		98,438,098
Conversion of shares, number of shares converted till date		98,331,364
Number of shares held for conversion		106,734